CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues (Note 13):
Software license	$ 27,277	$ 27,083	$ 33,882
Total revenues	126,213	103,181	100,046
Cost of revenues:
Software license	2,562	2,471	2,649
Consulting	36,808	35,647	31,263
Total cost of revenues	54,002	44,307	38,871
Gross profit	72,211	58,874	61,175
Operating expenses:
Research and development	19,163	15,970	13,146
Selling and marketing	45,753	39,706	31,977
General and administrative	10,901	9,121	8,779
Restructuring and related expenses	749	0	0
Total operating expenses	76,566	64,797	53,902
Operating (loss) income	(4,355)	(5,923)	7,273
Other income	0	0	110
Financial income, net	1,275	839	274
Net (loss) income before taxes	(3,080)	(5,084)	7,657
Taxes on income (Tax benefit) (Note 14)	(48)	(924)	169
Net (loss) income	(3,032)	(4,160)	7,488
Other comprehensive income, net of tax:
Gain (loss) from marketable securities	(578)	411	37
Gain (loss) from derivatives designated for cash flow hedge	(497)	(267)	689
Comprehensive (loss) income	(4,107)	(4,016)	8,214
Basic net (loss) earnings per share (in dollars per share)	$ (0.09)	$ (0.13)	$ 0.24
Diluted net (loss) earnings per share (in dollars per share)	$ (0.09)	$ (0.13)	$ 0.23
Shares used in computing basic net (loss) earnings per share (in shares)	32,912,107	32,048,030	31,545,435
Shares used in computing diluted net (loss) earnings per share (in shares)	32,912,107	32,048,030	32,837,789
Cloud subscriptions
Revenues (Note 13):
Total revenues	18,723	1,596	659
Support
Revenues (Note 13):
Total revenues	34,437	31,040	26,564
Cloud subscriptions and support
Revenues (Note 13):
Total revenues	53,160	32,636	27,223
Cost of revenues:
Total cost of revenues	14,632	6,189	4,959
Consulting
Revenues (Note 13):
Total revenues	$ 45,776	$ 43,462	$ 38,941